Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000234173 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	VSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class A / VSHAX	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Material Change Date	Jan. 01, 2025
Net Assets	$ 7,227,000
Holdings Count | Holding	152
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$7,227
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation (1)
Corporate Bonds and Notes		99%
Financial & Lease	21%
Electric	16%
Exploration & Production	12%
Wireless	6%
Chemicals	6%
Metals, Mining & Steel	5%
Gaming	5%
Midstream	4%
Retail Food & Drug	3%
Services Other	3%
All other Corporate Bonds and Notes	18%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of November 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.
Effective January 1, 2025, a new expense limitation of 1.20% went into effect for Class A shares.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.20% went into effect for Class A shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000234172 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	SHCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class I / SHCDX	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Material Change Date	Jan. 01, 2025
Net Assets	$ 7,227,000
Holdings Count | Holding	152
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$7,227
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation (1)
Corporate Bonds and Notes		99%
Financial & Lease	21%
Electric	16%
Exploration & Production	12%
Wireless	6%
Chemicals	6%
Metals, Mining & Steel	5%
Gaming	5%
Midstream	4%
Retail Food & Drug	3%
Services Other	3%
All other Corporate Bonds and Notes	18%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of November 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.
Effective January 1, 2025, a new expense limitation of 0.95% went into effect for Class I shares.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 0.95% went into effect for Class I shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000234177 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Debt Income Fund
Class Name	Class A
Trading Symbol	VSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class A / VSHCX	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Material Change Date	Jan. 01, 2025
Net Assets	$ 269,685,000
Holdings Count | Holding	300
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$269,685
Total number of portfolio holdings	300
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation (1)
Foreign Government Securities		78%
Corporate Bonds and Notes		19%
Exploration & Production	8%
Electric	3%
Financial & Lease	2%
All other Corporate Bonds and Notes	6%
Affiliated Mutual Funds		2%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of November 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000234176 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Debt Income Fund
Class Name	Class I
Trading Symbol	SHMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I / SHMDX	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Material Change Date	Jan. 01, 2025
Net Assets	$ 269,685,000
Holdings Count | Holding	300
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$269,685
Total number of portfolio holdings	300
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation (1)
Foreign Government Securities		78%
Corporate Bonds and Notes		19%
Exploration & Production	8%
Electric	3%
Financial & Lease	2%
All other Corporate Bonds and Notes	6%
Affiliated Mutual Funds		2%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of November 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000234181 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Local Markets Fund
Class Name	Class A
Trading Symbol	VSHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class A / VSHEX	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Material Change Date	Jan. 01, 2025
Net Assets	$ 9,673,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$9,673
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	Asset Allocation (1)
Foreign Government Securities		97%
Corporate Bonds and Notes		3%
Financial & Lease	3%
Total		100%
(1)	Percentage of total investments as of November 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000234180 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Local Markets Fund
Class Name	Class I
Trading Symbol	SHLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class I / SHLMX	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Material Change Date	Jan. 01, 2025
Net Assets	$ 9,673,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)
Fund net assets (‘000s)	$9,673
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	Asset Allocation (1)
Foreign Government Securities		97%
Corporate Bonds and Notes		3%
Financial & Lease	3%
Total		100%
(1)	Percentage of total investments as of November 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, Inc. (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for Virtus Opportunities Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.